15. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
Notes
15. SEGMENTED FINANCIAL INFORMATION

15. SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

	Years ended
	December 31, 2023	December 31, 2022
Non-current assets
Portugal	$210,740	$213,934
Finland	513,363	540,932
	$724,103	$754,866

	Years ended
	December 31, 2023	December 31, 2022
Mineral exploration expenses
Portugal	$27,561	$25,651
Kosovo	38,931	46,678
	$66,492	$72,329